Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 47	$ 1,669
Accounts receivable	935	1,170
Inventory, less allowances of $269 at December 31, 2012 and $218 at December 31, 2011	312	247
Prepaid expenses and other current assets	109	113
Total current assets	1,403	3,199
Property and equipment, net	16	17
Long-term receivable		778
Other assets, net of accumulated amortization	2,109
Total assets	3,528	3,994
Current liabilities:
Accounts payable	1,070	284
License and supply agreement fee payable	1,318
Accrued expenses	321	195
Deferred revenue, current portion	707	698
Total current liabilities	3,416	1,177
Long-term portion of deferred revenue	707	1,396
Total liabilities	4,123	2,573
Commitments and Contingencies (Note 10)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2012 and 2011; no shares issued and outstanding at December 31, 2012 and 2011
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2012 and 2011; 11,949,824 and 10,501,477 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	12	10
Additional paid-in capital	96,847	95,630
Accumulated other comprehensive income	76	49
Accumulated deficit	(97,530)	(94,268)
Total stockholders' equity (deficit)	(595)	1,421
Total liabilities and stockholders' equity (deficit)	$ 3,528	$ 3,994